Debt and lines of credit (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 Notes payable	Aug. 31, 2012 Notes payable	Dec. 31, 2013 Notes payable	Dec. 31, 2013 Notes payable Notes due 2018 at 1%	May 31, 2013 Notes payable Notes due 2018 at 1%	Dec. 31, 2012 Notes payable Notes due 2018 at 1%	Dec. 31, 2013 Notes payable Notes due 2023 at 2.25%	May 31, 2013 Notes payable Notes due 2023 at 2.25%	Dec. 31, 2012 Notes payable Notes due 2023 at 2.25%	Dec. 31, 2013 Notes payable Notes due 2015 at 0.45%	Dec. 31, 2012 Notes payable Notes due 2015 at 0.45%	Aug. 31, 2012 Notes payable Notes due 2015 at 0.45%	Dec. 31, 2013 Notes payable Notes due 2019 at 1.65%	Dec. 31, 2012 Notes payable Notes due 2019 at 1.65%	Aug. 31, 2012 Notes payable Notes due 2019 at 1.65%
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity through March 2018	$ 2,000,000,000
Commercial Paper	0
Long-term debt, gross	5,125,000,000	5,625,000,000		1,000,000,000	1,500,000,000		500,000,000	500,000,000	0	500,000,000	500,000,000	0	750,000,000	750,000,000	750,000,000	750,000,000	750,000,000	750,000,000
Proceeds from issuance of long-term debt				986,000,000	1,492,000,000
Repayments of long-term debt						1,500,000,000
Payments of debt issuance costs				6,000,000	7,000,000
Interest and debt expense	95,000,000	85,000,000	42,000,000
Interest Paid	$ 102,000,000	$ 97,000,000	$ 54,000,000